Contingencies	12 Months Ended
Dec. 31, 2014
Loss Contingency Accrual, Disclosures [Abstract]
Contingencies Disclosure [Text Block]
Contingencies
TimkenSteel has a number of loss exposures that are incurred in the ordinary course of business such as environmental claims, product liability claims, product warranty claims, litigation and accounts receivable reserves. Establishing loss reserves for these matters requires management’s estimate and judgment with regards to risk exposure and ultimate liability or realization. These loss reserves are reviewed periodically and adjustments are made to reflect the most recent facts and circumstances.
Environmental Matters
From time to time, TimkenSteel may be a party to lawsuits, claims or other proceedings related to environmental matters and/or may receive notices of potential violations of environmental laws and regulations from the U.S. Environmental Protection Agency and similar state or local authorities. TimkenSteel recorded reserves for such environmental matters as other current liabilities on the Consolidated Balance Sheets. There were no amounts accrued as of December 31, 2013 and 2012. Accruals related to such environmental matters represent management’s best estimate of the fees and costs associated with these matters. Although it is not possible to predict with certainty the outcome of such matters, management believes that their ultimate dispositions, should not have a material adverse effect on TimkenSteel’s financial position, cash flows, or results of operations.

2014
Balance at December 31, 2013	$—
Expenses	1.5
Payments	(0.2)
Balance at December 31, 2014	$1.3